[Logo - AMUNDI PIONEER Asset Management]





							March 5, 2019



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549


Re:     Pioneer Series Trust VII (the "Trust")
        File Nos. 333-62166 and 811-10395
        CIK No. 0001140157


Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statements of additional information for Pioneer High Yield Fund and Pioneer Global Multisector Income Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 35 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on February 27, 2019 (Accession No. 0001094521-19-000007).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

Very truly yours,


/s/ Daniel J. Hynes
    -------------------------
    Daniel J. Hynes
    Senior Legal Product Manager



cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820